SECURITIES AND EXCHANGE COMMISSION

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07071284

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

DIVISION OF MARKET REGULATION

FORM 19b-4(e)

...quired of a Self-Regulatory Organization Listing and Trading a New ...roduct Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

New York Stock Exchange LLC

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units (Exchange Traded Fund)

4. Name of Underlying Instrument:

Dow Jones US Select Telecommunications Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

IYZ

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, Nasdaq, Amex.

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

PROCESSED
JUL 23 2007
THOMSON FINANCIAL

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Assistant Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

Mary Yeager

May 11, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 14 2007

Mary Yeager
Assistant Secretary

New York Stock Exchange LLC
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE

May 11, 2007

Gail Jackson
Paralegal Specialist
Division of Market Regulation
Securities and Exchange Commission
100 F Street, NE
Room 6628
Washington, DC 20549

Re: Forms 19b-4(e) for iShares® Exchange-Traded Fund

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, New York Stock Exchange LLC ("Exchange") encloses for filing one original and nine copies of a Form 19b-4(e) for

- iShares Dow Jones U.S. Telecommunications Sector Index Fund (Symbol: IYZ)

This Fund began trading on the Exchange with the Dow Jones U.S. Select Telecommunications Index as the Fund's underlying index on May 9, 2007. The Fund was initially listed on the Exchange on November 30, 2005, with IYZ as the trading symbol and with the Dow Jones U.S. Telecommunications Index as the Fund's underlying index. The New York Stock Exchange's rules for listing and trading products of this nature are found in Section 703.16 of the Exchange's Listed Company Manual.

Sincerely,

Mary Yeager
Assistant Secretary

Enclosure

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 14 2007

END